Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables and accrued expenses	$ 430,585	$ 450,638
Personnel accrued expenses	170,621	187,522
Dividend payable	37,984	33,776
Trade and other payables	$ 639,190	$ 671,936